STOCKHOLDERS' EQUITY (Details) - Restricted stock activity (Restricted Stock [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
STOCKHOLDERS' EQUITY (Details) - Restricted stock activity [Line Items]
Restricted shares issued as of January 1, 2013	13,456,667	13,456,667
Granted
Total Restricted Shares Issued	13,456,667	13,456,667
Vested at December 31, 2014	(11,275,693)
Unvested restricted shares as of December 31, 2014	2,180,974